Annual Fund Operating Expenses - GABELLI GOLD FUND INC	Apr. 30, 2021
Class A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.48%
Class AAA Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.48%
Class C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	2.23%
Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.23%